                                             UAM Funds
                                             Funds for the Informed Investor(SM)

MJI International Equity Portfolio

Semi-Annual Report                                              October 31, 2000






                                                                   [LOGO OF UAM]

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ........................................................  1

Portfolio of Investments ....................................................  5

Statement of Assets and Liabilities ......................................... 10

Statement of Operations ..................................................... 11

Statement of Changes in Net Assets .......................................... 12

Financial Highlights ........................................................ 13

Notes to Financial Statements ............................................... 15
--------------------------------------------------------------------------------

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2000

Dear Shareholders:

Performance

We have seen a sharp correction in the international markets precipitated by the runaway price of oil which at one point threatened to breach $40 per barrel. The high level of global activity and demand drove the price increase at a time when supply was tight. The rise had serious implications for markets and financial assets. Most importantly, global liquidity deteriorated as more funds were channeled to the oil producing nations. Secondly, as the price of oil rose, the cost of feedstock and fuel supplies to industry increased, eroding margins and hitting profitability and earnings. As manufacturers attempted to pass on the higher costs to customers, the threat of inflation increased. The impact on markets of these events was substantial. During the six months to October 31, 2000, the MSCI EAFE Index retreated by 9.01%. The portfolio under performed the benchmark with a return of -12.02% (Institutional Class) and -12.16% (Institutional Service Class), primarily due to weakness in Japan and the Pacific Basin.

Economic and Market Commentary

Research examining the impact of the oil price increase and comparing it to previous "shocks" has generally concluded that while global growth will be slightly lower, the greater use of alternatives to oil and the improved productivity/efficiency of industry mean that it should be easier to weather this storm. On a positive note, OPEC member countries agreed to increase production by 800,000 barrels per day from October. This may ease the immediate pressure but with winter approaching, it is hard to see the price falling much below current levels.

With the peaking of global activity, we have seen an increase in the number of companies posting warnings on earnings. Highly rated technology companies were particularly at risk, and cautious statements from manufacturers, including Intel, late in the period, sent shudders through the entire sector. Although activity and earnings remain positive, optimism was dented and companies from telephone operators and infrastructure suppliers to component makers have seen their share prices hit. The sell-off in the sector during September and October was so rapid as to make the disposal of remaining holdings a pointless and expensive exercise.

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UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Also in the background through this period was the continuing decline of the Euro, caused by unusually large portfolio flows and direct investment in US assets by companies in the Euro bloc. These flows were running at record levels and caused a massive impact as Euros were sold for dollars. Through most of the year, the European Central Bank remained calm about the decline, looking to the comparative advantage which accrued from the lower currency versus the dollar, in particular. Indeed, this has generated buoyant exports from the Euro zone. However, concern mounted as the lower currency, combined with the high oil price began to put pressure on inflation and there was intervention to support the Euro in late September.

Against this background, the European markets were down 8.3% although this was in part due to the currency impact. Whereas last year it was sectors within markets which saw large corrections, this year the damage has been equally severe across most sectors. Indeed, a feature of this period in Europe was rotation: sectors, which were weak in one month, were often strong performers in the next. Japan, where the portfolio is fully represented, corrected by 14.4% during the period. However, the news on the Japanese economy has improved through the year and it appears that a sustainable recovery is now underway. Hong Kong and Singapore fared better during the period with property companies responding well to the belief that interest rates had peaked.

Investment Strategy

While the managers have pursued a strategy of investing in "quality" companies which have a sound earnings stream, in cases where results disappointed, even marginally, the stocks were severely punished. Volatility of returns has therefore increased. At times like this it is important to have a medium-term strategy for investment in place and to stick to it. Having already reduced the portfolio's exposure to telecommunication companies, during the period the only other significant change implemented was to begin a modest switch from Europe into Japan. This brought exposure to Japan towards an index weight from slightly underweight, taking advantage of the weak prices experienced during the quarter. The intention is to continue to build up the Japanese exposure with a view to the recovery in the economy, which we believe is now established.

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UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Market Outlook

The year 2000 has been a year of substantial adjustment in the international markets. Many of the fundamental variables have been stacked against strong performance. There are signs however, that some of these are beginning to turn. With agreement from the OPEC countries to lift production, the price of oil has been reduced. This will ease pressure on costs and earnings while stability of the Euro will help to re-establish confidence in Europe. Intervention has had an initial impact on the currency but it will take time to gauge whether a reversal to the weak trend can be achieved. What is clear is that the interest rate outlook has improved so the focus of investors is likely to remain on earnings. With a lot of "bad news" in share prices, we feel that the probability of a rebound has become more likely as has the attractiveness of buying at these levels.

/s/ Andrew Preston

Andrew Preston

Director,

Murray Johnstone International

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

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UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Morgan Stanley Capital International EAFE Index is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FOREIGN COMMON STOCKS - 88.1%
                                                            Shares     Value
                                                            ------  ------------
AUSTRALIA -- 0.4%
   Qantas Airways ......................................    75,000  $   150,796
                                                                    ------------
BELGIUM -- 0.9%
   Fortis, Cl B ........................................    11,178      342,028
                                                                    ------------
DENMARK -- 1.9%
   Carlsberg, Cl B .....................................     9,267      387,308
   Novo-Nordisk, Cl B ..................................     1,450      307,137
                                                                    ------------
                                                                        694,445
                                                                    ------------
FINLAND -- 0.6%
   Sonera Oyj ..........................................    10,516      231,391
                                                                    ------------
FRANCE -- 8.7%
   Alcatel .............................................     5,272      321,289
   BNP Paribas .........................................     6,661      573,620
   Cap Gemini ..........................................     4,710      750,533
   Total Fina Elf ......................................     5,714      816,561
   Vivendi .............................................    10,186      731,270
                                                                    ------------
                                                                      3,193,273
                                                                    ------------
GERMANY -- 7.4%
   Bayer ...............................................    19,500      844,591
   Dresdner Bank .......................................    11,749      487,466
   Epcos* ..............................................     6,480      491,574
   Siemens .............................................     7,068      898,625
                                                                    ------------
                                                                      2,722,256
                                                                    ------------
HONG KONG -- 2.6%
   Cheung Kong Holdings ................................    43,000      475,536
   Sun Hung Kai Properties .............................    57,000      471,401
                                                                    ------------
                                                                        946,937
                                                                    ------------
IRELAND -- 2.1%
   Allied Irish Banks ..................................    75,449      767,407
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- continued
                                                            Shares       Value
                                                           -------   -----------
ITALY -- 4.2%
   ENI-Ente Nazionale Idrocarburi* .....................   131,026   $  708,548
   Riunione Adriatica di Sicurta* ......................    41,160      539,705
   Telecom Italia* .....................................    25,808      298,592
                                                                    ------------
                                                                      1,546,845
                                                                    ------------
JAPAN -- 24.3%
   Fuji Machine Manufacturing ..........................    10,200      278,377
   Fuji Photo Film .....................................    17,000      630,552
   Kurita Water Industries .............................    36,000      585,218
   Matsumoto Kenko .....................................       400        1,465
   Matsushita Communication ............................     5,000      654,822
   Minebea .............................................    75,000      748,695
   Mitsui ..............................................    95,000      630,781
   Murata Manufacturing ................................     4,000      478,432
   Nippon Telegraph & Telephone ........................        66      600,220
   Nomura Securities ...................................    26,000      551,241
   NTT Docomo ..........................................        21      517,355
   Omron ...............................................    26,000      640,535
   Rohm ................................................     2,100      529,087
   Shin-Etsu Chemical ..................................    12,000      492,353
   Sumitomo Bank .......................................    57,000      691,684
   Uni-Charm ...........................................     8,900      380,648
   Yamanouchi Pharmaceutical ...........................    12,000      542,907
                                                                    ------------
                                                                      8,954,372
                                                                    ------------
NETHERLANDS -- 7.5%
   Aegon ...............................................    11,806      468,317
   Elsevier ............................................    35,021      446,741
   Equant, NY Shares* ..................................     6,900      234,169
   Fortis ..............................................     9,598      292,870
   Koninklijke Philips Electronics .....................    12,489      490,223
   Unilever ............................................     7,969      399,192
   Vedior ..............................................    28,073      417,597
                                                                    ------------
                                                                      2,749,109
                                                                    ------------
NEW ZEALAND -- 0.7%
   Telecom of New Zealand ..............................   118,000      261,335
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- continued

                                                           Shares       Value
                                                          --------   -----------
SINGAPORE -- 1.6%
   Oversea-Chinese Banking .............................    41,000   $   261,578
   Singapore Press Holdings ............................    23,200       331,712
                                                                     -----------
                                                                         593,290
                                                                     -----------
SPAIN -- 4.5%
   Banco Bilbao Vizcaya Argentaria .....................         1            13
   Gas Natural .........................................    24,278       415,676
   Telefonica* .........................................    35,269       671,718
   Union Electrica Fenosa* .............................    29,874       551,749
                                                                     -----------
                                                                       1,639,156
                                                                     -----------
SWEDEN -- 2.7%
   SKF .................................................    26,053       386,115
   LM Ericsson, Cl B ...................................    47,020       624,118
                                                                     -----------
                                                                       1,010,233
                                                                     -----------
SWITZERLAND -- 4.1%
   Novartis ............................................       146       221,424
   Roche Holding .......................................        52       474,857
   Zurich Financial Services ...........................     1,672       808,987
                                                                     -----------
                                                                       1,505,268
                                                                     -----------
UNITED KINGDOM -- 13.9%
   Abbey National ......................................    24,000       331,427
   Airtours ............................................    67,400       190,849
   Autonomy* ...........................................     3,700       185,000
   Barclays ............................................     7,500       214,766
   BP Amoco ............................................    26,100       221,524
   British Telecommunications ..........................    36,000       422,387
   EMI Group ...........................................    23,700       177,581
   GKN .................................................    22,000       252,375
   Granada Media* ......................................    24,000       139,750
   Invensys ............................................    88,000       210,206
   J. Sainsbury ........................................    51,600       290,160
   Lloyds TSB Group ....................................    35,000       356,781
   MAN Group ...........................................    35,000       251,068
   Peninsular & Orient Steam Navigation ................    48,300       199,187
   Rio Tinto ...........................................    25,000       404,773
   Shell Transport & Trading ...........................    27,000       217,401

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- continued
                                                            Shares     Value
                                                            ------  ------------
UNITED KINGDOM -- continued
   SmithKline Beecham ..................................    14,400  $   186,101
   TeleCity* ...........................................    11,200      122,790
   Telewest Communications* ............................    61,900      102,469
   Vodafone Group ......................................   150,000      624,584
                                                                    ------------
                                                                      5,101,179
                                                                    ------------
   TOTAL FOREIGN COMMON STOCKS
      (Cost $33,702,273) ...............................             32,409,320
                                                                    ------------

FOREIGN PREFERRED STOCKS -- 3.2%

AUSTRALIA -- 1.2%
   News ................................................    51,000      457,208
                                                                    ------------
GERMANY -- 2.0%
   MLP .................................................     5,463      736,240
                                                                    ------------
   TOTAL FOREIGN PREFERRED STOCKS
      (Cost $961,672) ..................................              1,193,448
                                                                    ------------

SHORT-TERM INVESTMENT -- 5.5%
                                                            Face
                                                           Amount      Value
                                                           ------   ------------
REPURCHASE AGREEMENT -- 5.5%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/00, to be repurchased at $2,014,355,
      collateralized by $1,508,534 of various
      U.S. Treasury Obligations, valued at
      $2,014,039 (Cost $2,014,000) .....................$2,014,000  $ 2,014,000
                                                                    ------------
   TOTAL INVESTMENTS -- 96.8%
      (Cost $36,677,945) (a) ...........................             35,616,768
                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- 3.2% ...........              1,177,980
                                                                    ------------
   TOTAL NET ASSETS -- 100.0% ..........................            $36,794,748
                                                                    ============

  *  Non-income producing securities
ADR  American Depositary Receipt
 Cl  Class
(a) The cost for federal income tax purposes was $36,677,945. At October 31, 2000, net unrealized depreciation for all securities based on tax cost was $1,061,017. This consisted of aggregate unrealized appreciation for all securities of $3,212,555 and aggregate gross unrealized depreciation for all securities of $4,273,732.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

At October 31, 2000, sector diversification of the Portfolio was as follows:

                                                          % of         Market
Sector Diversification                                  Net Assets      Value
----------------------                                  ----------   -----------
Automotive ............................................    0.7%      $  252,375
Banks .................................................   10.0        3,684,742
Broadcasting, Newspapers & Advertising ................    2.5          918,203
Building & Construction ...............................     --            1,465
Chemicals .............................................    3.6        1,336,944
Computers & Services ..................................    3.5        1,292,491
Consumer Services .....................................    3.4        1,239,227
Diversified Operations ................................    5.0        1,840,102
Electrical Components & Equipment .....................   10.7        3,930,295
Financial Services ....................................    3.9        1,437,207
Food, Beverage & Tobacco ..............................    2.9        1,076,660
Insurance .............................................    4.9        1,817,009
Leisure & Recreation ..................................    0.5          177,581
Machinery .............................................    0.8          278,377
Medical Products & Services ...........................    4.7        1,732,425
Metals ................................................    2.1          790,888
Paper & Paper Products ................................    1.0          380,648
Petroleum & Fuel Services .............................    6.5        2,379,711
Photographic Equipment & Supplies .....................    1.7          630,552
Real Estate ...........................................    2.6          946,936
Telephones & Telecommunications .......................   14.5        5,330,279
Transportation ........................................    1.0          349,984
Utilities .............................................    1.6          585,219
                                                        ----------   -----------
Total Foreign Common Stocks ...........................   88.1       32,409,320
Total Foreign Preferred Stocks ........................    3.2        1,193,448
Repurchase Agreement ..................................    5.5        2,014,000
                                                        ----------   -----------
Total Investments .....................................   96.8       35,616,768
Other Assets and Liabilities, Net .....................    3.2        1,177,980
                                                        ----------   -----------
Net Assets ............................................  100.0%     $36,794,748
                                                        ==========  ==-=========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Assets
Investments, at Cost ...................................            $36,677,945
                                                                    ===========
Investments, at Value -- Note A ........................            $35,616,768
Receivable for Portfolio Shares Sold ...................              2,095,971
Foreign Cash (Cost $1,312,495) .........................              1,313,133
Foreign Currency Contracts Receivable ..................                622,401
Receivable for Investments Sold ........................                169,866
Foreign Withholding Tax Reclaim Receivable .............                 37,895
Dividends Receivable ...................................                 22,196
Other Assets ...........................................                 30,138
                                                                    -----------
   Total Assets ........................................             39,908,368
                                                                    -----------
Liabilities
Payable to Custodian Bank -- Note D ....................              1,789,064
Payable for Investments Purchased ......................                642,048
Payable for Foreign Currency Contracts .................                620,239
Payable for Investment Advisory Fees -- Note B .........                 21,353
Payable for Administrative Fees -- Note C ..............                  8,881
Payable for Custodian Fees -- Note D ...................                  5,758
Payable for Distribution and Service Fees -- Note E ....                  1,398
Other Liabilities ......................................                 24,879
                                                                    -----------
   Total Liabilities ...................................              3,113,620
                                                                    -----------
Net Assets .............................................            $36,794,748
                                                                    ===========
Net Assets Consist of:
Paid in Capital ........................................             30,152,025
Undistributed Net Investment Income ....................                 84,168
Accumulated Net Realized Gain ..........................              7,619,572
Unrealized Depreciation ................................             (1,061,017)
                                                                    -----------
Net Assets .............................................            $36,794,748
                                                                    ===========
Institutional Class Shares
Net Assets .............................................            $34,742,315
                                                                    ===========
Net Asset Value, Offering and Redemption Price Per Share
   2,775,403 shares outstanding (Unlimited authorization,
   no par value) .......................................                 $12.52
                                                                         ======
Institutional Service Class Shares
Net Assets .............................................            $ 2,052,433
                                                                    ===========

Net Asset Value, Offering and Redemption Price Per Share
   165,165 shares outstanding (Unlimited authorization,
   no par value) .......................................                 $12.43
                                                                         ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              SIX MONTHS ENDED OCTOBER 31, 2000
                                              (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends ........................................................  $   353,196
Interest .........................................................       30,922
Less: Foreign Taxes Withheld .....................................      (32,358)
                                                                    -----------
   Total Income ..................................................      351,760
                                                                    -----------
Expenses
Investment Advisory Fees -- Note B ...............................      146,952
Administrative Fees -- Note C ....................................       69,996
Printing Fees ....................................................       20,832
Filing and Registration Fees .....................................       13,539
Shareholder Servicing Fees -- Note G .............................       12,851
Custodian Fees -- Note D .........................................       11,565
Audit Fees .......................................................        8,615
Distribution and Service Fees -- Note E ..........................        2,961
Trustees' Fees -- Note F .........................................        1,283
Other Expenses ...................................................        8,428
Investment Advisory Fees Waived -- Note B ........................       (2,646)
                                                                    -----------
    Net Expenses .................................................      294,376
                                                                    -----------

Net Investment Income ............................................       57,384
                                                                    -----------
Net Realized Gain on:
   Investments ...................................................    2,055,093
   Foreign Currency Transactions .................................       26,784
                                                                    -----------
Net Realized Gain on Investments and Foreign Currency
   Transactions ..................................................    2,081,877
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investments ...................................................   (7,029,334)
   Foreign Currency Transactions .................................        3,528
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) .............   (7,025,806)
                                                                    -----------
Net Loss on Investments and Foreign Currency .....................   (4,943,929)
                                                                    -----------
Net Decrease in Net Assets Resulting From Operations .............  $(4,886,545)
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                  Six Months           Year
                                                                    Ended             Ended
                                                              October 31, 2000       April 30,
                                                                 (Unaudited)           2000
                                                                ------------       ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss) ............................    $     57,384       $    (62,671)
   Net Realized Gain .......................................       2,081,877          8,689,228
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Foreign Currency Transactions ......      (7,025,806)        (2,806,065)
                                                                ------------       ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations .......................................      (4,886,545)         5,820,492
                                                                ------------       ------------
Distributions:
   Net Investment Income:
     Institutional Class ...................................              --                 --
     Institutional Service Class ...........................              --                 --
   Net Realized Gain:
     Institutional Class ...................................              --         (2,207,890)
     Institutional Service Class ...........................              --           (714,992)
                                                                ------------       ------------
   Total Distributions .....................................              --         (2,922,882)
                                                                ------------       ------------
Capital Share Transactions: (Note J)
Institutional Class:
   Issued ..................................................      10,211,594         29,035,824
   In Lieu of Cash Distributions ...........................              --          1,186,008
   Redeemed ................................................      (9,149,509)       (15,111,036)
                                                                ------------       ------------
   Net Increase from Institutional Class Shares ............       1,062,085         15,110,796
                                                                ------------       ------------
Institutional Service Class:
   Issued ..................................................         241,937          2,156,580
   In Lieu of Cash Distributions ...........................              --            714,992
   Redeemed ................................................        (659,612)       (11,240,266)
                                                                ------------       ------------
   Net Decrease from Institutional Service Class Shares.....        (417,675)        (8,368,694)
                                                                ------------       ------------
   Net Increase from Capital Share Transactions ............         644,410          6,742,102
                                                                ------------       ------------
     Total Increase (Decrease) .............................      (4,242,135)         9,639,712
                                                                ------------       ------------
   Net Assets:
   Beginning of Year .......................................      41,036,883         31,397,171
                                                                ------------       ------------
   End of Period (including undistributed net investment
     income of $84,168 and $0, respectively) ...............    $ 36,794,748       $ 41,036,883
                                                                ============       ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                            Institutional Class
                                              -----------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               October 31,                       Year Ended April 30,
                                                 2000        --------------------------------------------------------------
                                              (Unaudited)    2000++        1999++        1998           1997          1996
                                              -----------    ------        ------       ------         ------        ------
Net Asset Value, Beginning of Period ...       $    14.23     $ 12.85       $ 12.29      $ 10.65        $ 10.27      $ 9.50
                                               ----------     -------       -------      -------        -------      ------
Income from Investment Operations
   Net Investment Income (Loss) ........             0.02       (0.01)         0.03         0.07           0.06        0.07
   Net Realized and Unrealized
     Gain (Loss) .......................            (1.73)       2.59          0.82         2.02           0.42        0.75
                                               ----------     -------       -------      -------        -------      ------
   Total from Investment Operations ....            (1.71)       2.58          0.85         2.09           0.48        0.82
                                               ----------     -------       -------      -------        -------      ------
Distributions
   Net Investment Income ...............               --          --         (0.07)       (0.04)         (0.01)         --
   In Excess of Net Investment
     Income ............................               --          --            --           --             --       (0.03)
   Net Realized Gain ...................               --       (1.20)        (0.22)       (0.41)         (0.09)      (0.02)
                                               ----------     -------       -------      -------        -------      ------
   Total Distributions .................               --       (1.20)        (0.29)       (0.45)         (0.10)      (0.05)
                                               ----------     -------       -------      -------        -------      ------
Net Asset Value, End of Period .........       $    12.52     $ 14.23       $ 12.85      $ 12.29        $ 10.65      $10.27
                                               ==========     =======       =======      =======        =======      ======
Total Return+ ..........................           (12.02)%**   20.07          7.17%       20.39%          4.67%       8.67%
                                               ==========     =======       =======      =======        =======      ======
Ratios and Supplemental Data
 Net Assets, End of Period
   (Thousands) .........................       $   34,742     $38,270       $21,006      $32,296        $28,818      $8,592
 Ratio of Expenses to Average
   Net Assets ..........................             1.48%*      1.56%         1.50%        1.50%          1.50%       1.45%
 Ratio of Net Investment Income (Loss)
   to Average Net Assets ...............             0.30%*     (0.11)%        0.21%        0.60%          0.68%       0.88%
 Portfolio Turnover Rate ...............               39%         85%           48%          80%            47%         59%

 *   Annualized
**   Not Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
++   Per share amounts are based on average outstanding shares.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                            Institutional Service Class

                                   --------------------------------------------------------------------
                                   Six Months
                                     Ended                                                 December 31,
                                   October 31,                                               1996***
                                      2000                    Years Ended April 30,        April 30, to
                                                       ----------------------------------
                                   (Unaudited)         2000++         1999++         1998      1997
                                   -----------         ------         ------        -------  ---------
Net Asset Value, Beginning
   of Period                         $ 14.15           $12.81        $ 12.26         $10.65     $10.53
                                     -------           ------        -------        -------     ------
Income from Investment Operations
   Net Investment Income (Loss)         0.01            (0.07)         (0.01)          0.04       0.01
   Net Realized and Unrealized
     Gain (Loss)                       (1.73)            2.61           0.82           2.02       0.11
                                     --------          ------        -------        -------     ------
   Total from Investment
     Operations                        (1.72)            2.54           0.81           2.06       0.12
                                     --------          ------        -------        -------     ------
Distributions
   Net Investment Income                  --               --          (0.04)         (0.04)        --
   Net Realized Gain                      --            (1.20)         (0.22)         (0.41)        --
                                     --------          ------        -------        -------     ------
   Total Distributions                    --            (1.20)         (0.26)         (0.45)        --
                                     --------          ------        -------        -------     ------
Net Asset Value, End of Period        $12.43           $14.15        $ 12.81         $12.26     $10.65
                                     =======           ======        =======        =======     ======
Total Return+                         (12.16)%**        19.81%          6.90%         20.11%      1.14%**
                                     =======           ======        =======        =======     ======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands)                        $2,052           $2,767        $10,391         $7,251     $3,920
Ratio of Expenses to Average
   Net Assets                           1.73%*           1.83%          1.75%          1.75%      1.76%*
Ratio of Net Investment Income (Loss)
   to Average Net Assets                0.15%*          (0.48)%        (0.12)%         0.29%      0.59%*
Portfolio Turnover Rate                   39%              85%            48%            80%        47%

*    Annualized
**   Not Annualized
***  Inception of Institutional Service Class Shares.
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
++   Per share amounts are based on average outstanding shares.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The MJI International Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The Portfolio currently offers two separate classes of shares-Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Both classes of shares have identical voting rights (except Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolio is to provide maximum total return, including both capital appreciation and current income, by investing primarily in the common stocks of companies based outside of the United States.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid quoted on such day. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes receivable recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

          5. Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

          6. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions, deferred organization costs and the timing of the recognition of gains or losses on investments.

          Permanent book-tax differences, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          7. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Murray Johnstone International Ltd., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, excluding interest expense and after the effect of expense offset arrangements, from exceeding 1.50% and 1.75% of average daily net assets of the Portfolio's Institutional Class Shares and Institutional Service Class Shares, respectively. Old Mutual, Plc. gained control of United Asset Management on Sept. 26, 2000.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center, ("UAMSSC") affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of $94,250, and a fee based on the number of active shareholder accounts.

     For the six months ended October 31, 2000, the Administrator was paid $69,996, of which $26,043 was paid to SEI for their services, $13,765 to DST for their services, and $6,124 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Service Class Shares may not incur distribution and service fees which exceed an annual rate of 0.75% of the net assets of that class of shares, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Shareholder Servicing Fees: Certain brokers, dealers, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     H. Purchases and Sales: For the six months ended October 31, 2000, the Portfolio made purchases of $15,893,054 and sales of $14,626,216 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     I. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2000, the Portfolio had no borrowings under the agreement.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO
                                              OCTOBER 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

     J. Capital Share Transactions: Transactions in capital shares for the Portfolio, by class, were as follows:

                                        Institutional            Institutional Service
                                         Class Shares                 Class Shares
                                   -----------------------      -------------------------
                                     Six Months       Year      Six Months         Year
                                       Ended         Ended         Ended          Ended
                                     October 31,   April 30,    October 31,     April 30,
                                        2000         2000           2000          2000
                                    ---------    -----------     --------       ---------
Shares Issued .....................   784,044      2,068,798       17,896         153,469
In Lieu of Cash Distributions......        --         83,229           --          50,423
Shares Redeemed ...................  (697,665)    (1,098,314)     (48,366)       (819,733)
                                    ---------    -----------     --------       ---------
Net Increase (Decrease) from
  Capital Share Transactions.......    86,379      1,053,713      (30,470)       (615,841)
                                    =========    ===========     ========       =========

     K. Other: At October 31, 2000 the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each class of shares was as follows:

                                                   No. of          % Ownership
                                                Shareholders      of Share Class
                                                ------------      --------------
     Institutional Class Shares .............         2                59%
     Service Class Shares ...................         3               100%

     At October 31, 2000, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     On December 14, 2000, the Board of Trustees of UAM Funds Trust approved the investment advisory agreement between Murray Johnstone International Ltd. and MJI International Equity Portfolio pending shareholder approval at a special meeting of shareholders to be held on January 26, 2001. Such approvals were necessitated by the change of control of MJI from Old Mutual Plc to Aberdeen Asset Management Plc on November 30, 2000.

UAM FUNDS                                     MJI INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                              William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Gary L. French
Trustee                                        Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Trustee                                        Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Trustee                                        Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Trustee                                        Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Murray Johnstone International Ltd.
7 West Nile Street
Glasgow, Scotland G12PX

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                                  [LOGO OF UAM]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the MJI International Portfolio.

    The Semi Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168   --     451,579
  02) Nancy J. Dunn................................ 19,032,354   --     429,393
  03) William A. Humenuk........................... 19,032,469   --     429,278
  04) Philip D. English............................ 19,032,469   --     429,278
  05) James F. Orr, III............................ 19,030,371   --     431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                     2,500,985   506     95,107

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............  2,501,260   --      95,338
  b) Borrowing:....................................  2,501,260   --      95,338
  c) Issuing of Senior Securities:.................  2,501,260   --      95,338
  d) Underwriting:.................................  2,501,260   --      95,338
  e) Industry Concentration:.......................  2,501,260   --      95,338
  f) Investment in Real Estate:....................  2,501,260   --      95,338
  g) Commodities:..................................  2,501,260   --      95,338
  h) Lending:......................................  2,501,260   --      95,338
  i) Illiquid Securities:..........................  2,501,260   --      95,338
  j) Control or Management:........................  2,501,260   --      95,338
  k) Unseasoned Issuers:...........................  2,501,260   --      95,338
  l) Borrowing exceeding 5%:.......................  2,501,260   --      95,338
  m) Pledging:.....................................  2,501,260   --      95,338
  n) Margin Purchases and Short Sales:.............  2,501,260   --      95,338

                                                      For:    Against: Abstain:
                                                    --------- -------- --------
  o) Directors' Ownership of Shares:............... 2,501,260   --      95,338
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.......... 2,501,260   --      95,338
  q) Futures and Options:.......................... 2,501,260   --      95,338

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                    2,544,681     4     95,107

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                    2,544,454   231     95,107